PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Employee Benefit Plan Plan Termination [Line Items]
PLAN TERMINATION

NOTE D - PLAN TERMINATION

Although it has not expressed any intent to do so, the Company has the right under the Plan to terminate the Plan at any time subject to the provisions of ERISA with respect to its employees by a written resolution with a copy delivered to the Plan’s trustee. In the event of a Plan termination, participants would become fully vested in the balance of their accounts and the Plan assets would be distributed in accordance with the terms of the Plan Document.